Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 5.0%
International Equity Fund - 1.0%
WisdomTree Japan Hedged Equity Fund (A)	160,241	$ 9,883,665

U.S. Equity Fund - 1.8%
SPDR S&P 500 ETF Trust (A)	45,865	16,382,061

U.S. Fixed Income Funds - 2.2%
Vanguard Extended Duration Treasury ETF	36,041	3,125,115
Vanguard Total Bond Market ETF	237,478	16,939,306

		20,064,421

Total Exchange-Traded Funds (Cost $47,982,481)		46,330,147

INVESTMENT COMPANIES - 94.4%
International Alternative Fund - 0.0% (B)
Transamerica Global Allocation Liquidating Trust (C) (D) (E) (F)	13,521	36,505

International Equity Funds - 8.8%
Transamerica International Focus VP (D)	7,447,414	49,748,723
Transamerica TS&W International Equity VP (D)	2,913,348	30,823,218

		80,571,941

U.S. Equity Funds - 32.0%
Transamerica Aegon Sustainable Equity Income VP (D)	1,994,847	30,541,109
Transamerica JPMorgan Enhanced Index VP (D)	5,574,070	103,008,809
Transamerica JPMorgan Mid Cap Value VP (D)	1,673,351	22,188,628
Transamerica Large Cap Value (D)	4,533,490	52,679,153
Transamerica Morgan Stanley Capital Growth VP (D)	2,600,994	11,028,213
Transamerica T. Rowe Price Small Cap VP (D)	4,067,290	37,053,009
Transamerica WMC US Growth VP (D)	1,505,406	38,448,081

		294,947,002

U.S. Fixed Income Funds - 21.3%
Transamerica Bond (D)	15,079,304	118,975,712
Transamerica JPMorgan Core Bond VP (D)	7,213,683	76,104,355
Transamerica Short-Term Bond (D)	107,237	1,018,756

		196,098,823

U.S. Mixed Allocation Fund - 32.3%
Transamerica PIMCO Total Return VP (D)	32,702,451	297,592,302

Total Investment Companies (Cost $1,067,897,527)		869,246,573

OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (G)	472,500	472,500

Total Other Investment Company (Cost $472,500)		472,500

Principal	Value
REPURCHASE AGREEMENT - 0.7%

Fixed Income Clearing Corp., 1.10% (G), dated 09/30/2022, to be repurchased at $6,237,367 on 10/03/2022. Collateralized by a U.S. Government Obligation, 3.90%, due 03/30/2023, and with a value of $6,361,541.

$ 6,236,795	$ 6,236,795

Total Repurchase Agreement (Cost $6,236,795)	6,236,795

Total Investments (Cost $1,122,589,303)	922,286,015
Net Other Assets (Liabilities) - (0.2)%	(1,579,953)

Net Assets - 100.0%	$ 920,706,062

Transamerica Series Trust	Page 1

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$46,330,147	$—	$—	$46,330,147
Investment Companies	869,210,068	—	—	869,210,068
Other Investment Company	472,500	—	—	472,500
Repurchase Agreement	—	6,236,795	—	6,236,795

Total	$916,012,715	$6,236,795	$—	$922,249,510

Investment Companies Measured at Net Asset Value (F)				36,505

Total Investments				$922,286,015

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,103,200, collateralized by cash collateral of $472,500 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,899,655. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Non-income producing security.
(D)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value September 30, 2022	Shares as of September 30, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica Aegon Sustainable Equity Income VP	$39,661,175	$2,027,586	$—	$—	$(11,147,652)	$30,541,109	1,994,847	$2,027,586	$—
Transamerica Bond	157,545,392	3,089,211	(17,000,000)	715,393	(25,374,284)	118,975,712	15,079,304	3,089,211	—
Transamerica Global Allocation Liquidating Trust	31,133	—	—	—	5,372	36,505	13,521	—	—
Transamerica International Focus VP	71,937,823	8,145,377	(3,500,000)	856,996	(27,691,473)	49,748,723	7,447,414	1,688,538	2,956,839
Transamerica JPMorgan Core Bond VP	78,504,867	15,275,602	(5,000,001)	32,745	(12,708,858)	76,104,355	7,213,683	1,963,470	312,132
Transamerica JPMorgan Enhanced Index VP	134,966,946	14,797,099	—	—	(46,755,236)	103,008,809	5,574,070	2,353,508	12,443,591
Transamerica JPMorgan Mid Cap Value VP	26,658,727	4,842,867	—	—	(9,312,966)	22,188,628	1,673,351	596,783	4,246,084
Transamerica Large Cap Value	33,324,139	30,546,765	—	—	(11,191,751)	52,679,153	4,533,490	546,765	—
Transamerica Morgan Stanley Capital Growth VP	24,546,537	8,489,088	—	—	(22,007,412)	11,028,213	2,600,994	1,082,718	7,406,370
Transamerica PIMCO Total Return VP	442,441,372	21,575,618	(95,499,999)	(13,348,973)	(57,575,716)	297,592,302	32,702,451	8,575,618	—
Transamerica Short-Term Bond	638,863	45,286,298	(44,000,000)	(887,356)	(19,049)	1,018,756	107,237	286,298	—
Transamerica T. Rowe Price Small Cap VP	55,212,338	14,110,050	(3,500,000)	(162,500)	(28,606,879)	37,053,009	4,067,290	1,147,978	12,962,072
Transamerica TS&W International Equity VP	43,053,064	2,760,066	—	—	(14,989,912)	30,823,218	2,913,348	1,265,556	1,494,510
Transamerica WMC US Growth VP	109,340,595	7,569,846	(47,500,000)	12,762,921	(43,725,281)	38,448,081	1,505,406	798,775	6,771,071

Total	$1,217,862,971	$178,515,473	$(216,000,000)	$(30,774)	$(311,101,097)	$869,246,573	87,426,406	$25,422,804	$48,592,669

Transamerica Series Trust	Page 2

Transamerica BlackRock Tactical Allocation VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(E)	Restricted security. At September 30, 2022, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$139,107	$36,505	0.0	% (B)

(F)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(G)	Rates disclosed reflect the yields at September 30, 2022.
(H)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 3

Transamerica BlackRock Tactical Allocation VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica BlackRock Tactical Allocation VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Series Trust	Page 4